Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Interest and fees on loans	$ 62,920	$ 55,507	$ 43,077
Interest on due from banks	2,796	2,216	2,223
Interest on investment securities:
U.S. Government sponsored enterprises	9,979	9,365	4,150
States and political subdivisions	2,779	2,949	4,075
Other	2,259	1,825	906
Total interest income	80,733	71,862	54,431
Interest expense:
Now, MMDA & savings deposits	10,237	6,731	2,019
Time deposits	14,316	7,916	562
Junior subordinated debentures	1,116	1,079	529
Other	985	1,417	213
Total interest expense	26,654	17,143	3,323
Net interest income	54,079	54,719	51,108
Provision for (recovery of) credit losses	(285)	1,566	1,472
Net interest income after provision for credit losses	54,364	53,153	49,636
Non-interest income:
Service charges	5,653	5,496	5,290
Other service charges and fees	685	697	734
Gain ( loss) on sale of securities, net	5	(2,488)	0
Mortgage banking income	357	301	393
Insurance and brokerage commissions	989	929	945
Appraisal management fee income	11,691	9,592	11,663
Gain (loss) on sale of premises and equipment	362	184	(85)
Miscellaneous	8,335	8,203	7,749
Total non-interest income	27,715	22,914	26,689
Non-interest expense:
Salaries and employee benefits	28,209	26,640	26,130
Occupancy	8,686	7,962	8,048
Professional fees	2,316	1,716	1,915
Advertising	791	750	693
Debit card expense	1,391	1,255	1,224
FDIC insurance	764	745	461
Appraisal management fee expense	9,263	7,559	9,264
Other	9,730	9,517	8,295
Total non-interest expense	61,150	56,144	56,030
Earnings before income taxes	20,929	19,923	20,295
Income tax expense	4,576	4,377	4,172
Net earnings	$ 16,353	$ 15,546	$ 16,123
Basic net earnings per share	$ 3.08	$ 2.87	$ 2.94
Diluted net earnings per share	2.98	2.77	2.85
Cash dividends declared per share	$ 0.92	$ 0.91	$ 0.87